Supplement dated May 16, 2019
to the Prospectus, Summary Prospectus, and Statement of Additional Information (SAI), as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated	SAI Dated
Columbia Funds Series Trust I
Multi-Manager International Equity Strategies Fund	1/1/2019	5/1/2019
Effective immediately, Foster Corwith, CFA, will no longer serve as a Portfolio Manager of the Causeway Capital Management LLC sleeve of the Fund. Accordingly, effectively immediately, all references to Mr. Corwith are hereby deleted.
Shareholders should retain this Supplement for future reference.
SUP302_08_002_(05/19)